PREPAIDS AND ADVANCES	12 Months Ended
Dec. 31, 2014
PREPAIDS AND ADVANCES [Text Block]
3.	PREPAIDS AND ADVANCES

The prepaids and advances primarily consist of $17,066 for advances and $3,702 for prepaid insurance as at December 31, 2014 (December 31, 2013 - $49,988 advances, $2,980 for prepaid rent and $8,930 for prepaid insurance). Other items included in the prepaids and advances total $363 (December 31, 2013 - $140).